Loans Receivable, Net (Schedule of non-accrual loans by category) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	[1]	1.50%	1.50%
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)		$ 202,788
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)		3.70%
Financing Receivable, Recorded Investment, Past Due		$ 6,996,614	$ 6,973,882
Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	[1]	0.50%	0.70%
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)		$ (539,634)
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)		(21.70%)
Financing Receivable, Recorded Investment, Past Due		$ 1,344,638	$ 1,704,302
Commercial Business
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	[1]	0.00%	0.00%
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)		$ (36,000)
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)		(24.80%)
Financing Receivable, Recorded Investment, Past Due		$ 287,770	$ 605,748
Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	[1]	0.80%	0.70%
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)		$ 701,067
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)		26.60%
Financing Receivable, Recorded Investment, Past Due		$ 4,491,462	$ 3,861,220
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due		$ 872,744	$ 802,612

[1]	PERCENT OF GROSS LOANS RECEIVABLE HELD FOR INVESTMENT, NET OF DEFERRED FEES AND LOANS IN PROCESS.